INCOME TAXES (Reconciliation of Tax Computed Applying Statutory Income Tax Rate) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INCOME TAXES
Loss before income taxes	$ (95,081)	¥ (661,928)	¥ (491,339)	¥ (345,494)
Income tax computed at applicable tax rates (25%)	(23,770)	(165,482)	(122,835)	(86,374)
Effect of different tax rates in different jurisdictions	161	1,120	979	693
Non-deductible expenses	16,415	114,276	81,459	92,960
Change in valuation allowance	8,523	59,338	45,832	0
Changes in interest and penalties on unrecognized tax position	0	0	1,637	5,098
Effect of EIT reversal for previous years	0	0	(20,726)	(19,704)
Research and development super-deduction	(1,327)	(9,237)	(5,942)	(6,692)
Others	(1,100)	(7,657)	(6)	(6)
Income tax expense (benefit)	$ (1,098)	¥ (7,642)	¥ (19,602)	¥ (14,025)